SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $) In Millions, unless otherwise specified								12 Months Ended				12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011	Dec. 29, 2012 Land	Dec. 31, 2011 Land	Dec. 29, 2012 Buildings and improvements	Dec. 31, 2011 Buildings and improvements	Dec. 29, 2012 Buildings and improvements Minimum	Dec. 29, 2012 Buildings and improvements Maximum	Dec. 29, 2012 Machinery and equipment	Dec. 31, 2011 Machinery and equipment	Dec. 29, 2012 Machinery and equipment Minimum	Dec. 29, 2012 Machinery and equipment Maximum	Dec. 29, 2012 Construction-in-progress	Dec. 31, 2011 Construction-in-progress
Property, Plant and Equipment
Property, plant and equipment	$ 2,871.1	$ 2,868.0		$ 56.5	$ 56.5	$ 660.5	$ 662.9			$ 2,090.5	$ 2,108.1			$ 63.6	$ 40.5
Accumulated depreciation	(1,855.6)	(1,788.6)
Property, plant and equipment, net	$ 1,015.5	$ 1,079.4	$ 1,262.9
Estimated useful lives								3 years	45 years			2 years	15 years